Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	241,881,312.95	20,313
Yield Supplement Overcollateralization Amount 01/31/21	7,330,646.72	0
Receivables Balance 01/31/21	249,211,959.67	20,313
Principal Payments	12,270,512.67	407
Defaulted Receivables	248,552.81	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	6,767,248.47	0
Pool Balance at 02/28/21	229,925,645.72	19,892

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.92%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,444,659.76	148
Past Due 61-90 days	572,689.22	41
Past Due 91-120 days	92,968.07	10
Past Due 121+ days	0.00	0
Total	3,110,317.05	199

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	423,788.52
Aggregate Net Losses/(Gains) - February 2021	(175,235.71)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.84%
Prior Net Losses Ratio	0.39%
Second Prior Net Losses Ratio	0.03%
Third Prior Net Losses Ratio	0.65%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	30.20

Flow of Funds	$ Amount
Collections	15,066,078.27
Investment Earnings on Cash Accounts	58.86
Servicing Fee (1)	(207,676.63)
Transfer to Collection Account	0.00
Available Funds	14,858,460.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	434,898.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,760,400.82

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	619,248.01
(10) Collection Account Redeposits	1,775,000.00

Total Distributions of Available Funds	14,858,460.50

Servicing Fee	207,676.63
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 02/16/21	231,686,046.54
Principal Paid	11,955,667.23
Note Balance @ 03/15/21	219,730,379.31

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	118,006,046.54
Principal Paid	11,955,667.23
Note Balance @ 03/15/21	106,050,379.31
Note Factor @ 03/15/21	31.1912880%

Class A-4
Note Balance @ 02/16/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	83,100,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	30,580,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	508,545.26
Total Principal Paid	11,955,667.23
Total Paid	12,464,212.49

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	245,845.93
Principal Paid	11,955,667.23
Total Paid to A-3 Holders	12,201,513.16

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5076923
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9356154
Total Distribution Amount	12.4433077

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7230763
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.1637271
Total A-3 Distribution Amount	35.8868034

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	147.24
Noteholders' Principal Distributable Amount	852.76

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,548,816.60
Investment Earnings	30.03
Investment Earnings Paid	(30.03)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$719,764.00	$928,403.78	$1,411,433.43
Number of Extensions	47	61	87
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.35%	0.51%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.